Deferred revenue and deferred platform commission fees (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ifrs Statements [LineItems]
Revenue	$ 126,071	$ 86,689	$ 434,094	$ 260,892	$ 93,811
Deferred revenue	$ 120,568		$ 128,074	$ 79,220
Player lifespan for hero wars	26 months	24 months	25 months
Player lifespan for other games	18 months	28 months	25 months
Revenues other than Platform Commissions
Ifrs Statements [LineItems]
Revenue	$ 94,190	$ 63,973
Deferred revenue	95,490	90,846
Platform Commissions
Ifrs Statements [LineItems]
Revenue	26,479	19,297
Deferred revenue	$ 23,848	$ 24,852